Lease receivable - Disclosure Of Detailed Information About Lease Receivable Activity Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Lease Receivables [Line Items]
Balance, beginning of year	$ 43
Additions	3
Finance income	2
Lease payments received	(9)
Balance, end of year	39
Current portion	9	$ 9
Long-term portion	$ 30	$ 34